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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549



Form 13F



Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009



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Check here if Amendment [X];      Amendment Number: _1____

This Amendment (Check only one.): [X] is a restatement.

                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:



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Name:    OptionsHouse, LLC

Address: 303 East Wacker Dr. Suite 700

         Chicago, IL 60601

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Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



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Name:         John Hass

Title:        Limited Partner of Managing Member

Phone:        312-362-2550

Signature, Place, and Date of Signing:

       /S/ John Hass                Chicago, IL   04/07/10

              [Signature]           [City, State] [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT.   (Check here if all holdings of this reporting

         manager are reported in this report.)

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[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]



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Form 13F File Number Name

028-12352            PEAK6 Investments, L.P.

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